UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012
                                               ------------------------------

Check here if Amendment; [ ]   Amendment Number:
      This Amendment (Check only one.): [ ]   is a restatement.
                                        [ ]   adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:       Citizens & Northern Corporation
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Address:    90 - 92 Main Street
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            Wellsboro, PA  16901
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Form 13F File Number:   28-14195
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Mark A. Hughes
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Title:      Treasurer and Chief Financial Officer
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Phone:      570-724-3411
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Signature, Place, and Date of Signing:

       /s/ Mark A. Hughes               Wellsboro, PA            11/14/12
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           [Signature]                  [City, State]             [Date]

Report type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          1
                                            ------------------------------
Form 13F Information Table Entry Total:     78
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Form 13F Information Table Value Total:     $ 102,728
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                                                     (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.     Form 13F File Number     Name

  1     28-14473                      Citizens & Northern Bank
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

                                                                VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                    TITLE OF CLASS    CUSIP     (x$1,000)  PRN AMT  PRN CALL DISCRETION MANAGER   SOLE    SHARED  NONE
3M Company                         COM              88579Y101  $   216   2339.000 SH        DEFINED    1        2339.000
Abbott Labs                        COM              002824100  $ 1,563  22802.000 SH        DEFINED    1       22802.000
Accenture PLC                      SHS CLASS A      G1151C101  $ 1,762  25155.000 SH        DEFINED    1       25155.000
Altria Group Inc                   COM              02209S103  $   251   7530.000 SH        DEFINED    1        7530.000
Analog Devices Inc                 COM              032654105  $ 1,098  28031.000 SH        DEFINED    1       28031.000
AT&T Inc                           COM              00206R102  $ 1,397  37046.000 SH        DEFINED    1       37046.000
Automatic Data Processing          COM              053015103  $ 1,584  27009.000 SH        DEFINED    1       27009.000
Baker Hughes Inc                   COM              057224107  $ 1,345  29726.000 SH        DEFINED    1       29726.000
Bard C R Inc                       COM              067383109  $   338   3234.000 SH        DEFINED    1        3234.000
Baxter Intl Inc                    COM              071813109  $ 1,168  19373.000 SH        DEFINED    1       19373.000
Blackrock, Inc.                    COM              09247X101  $ 1,130   6338.000 SH        DEFINED    1        6338.000
Cardinal Health Inc                COM              14149Y108  $   911  23369.000 SH        DEFINED    1       23369.000
CH Robinson Worldwide              COM NEW          12541W209  $ 1,121  19137.000 SH        DEFINED    1       19137.000
Charles Schwab Corp                COM              808513105  $ 1,120  87593.000 SH        DEFINED    1       87593.000
Chevron Corp                       COM              166764100  $ 1,341  11503.000 SH        DEFINED    1       11503.000
Cisco Systems Inc                  COM              17275R102  $ 1,494  78237.000 SH        DEFINED    1       78237.000
Citizens & Northern Corp           COM              172922106  $ 4,557 232365.593 SH        DEFINED    1      232365.593
CME Group Inc                      COM              12572Q105  $ 1,245  21732.000 SH        DEFINED    1       21732.000
Colgate Palmolive Co               COM              194162103  $ 1,399  13052.000 SH        DEFINED    1       13052.000
Corning Inc                        COM              219350105  $   315  23963.000 SH        DEFINED    1       23963.000
Covidien PLC Common Shares         SHS              G2554F113  $   940  15816.000 SH        DEFINED    1       15816.000
Danaher Corp                       COM              235851102  $ 1,303  23625.000 SH        DEFINED    1       23625.000
Darden Restaurants Inc             COM              237194105  $ 1,392  24972.000 SH        DEFINED    1       24972.000
Disney Walt Co                     COM DISNEY       254687106  $   267   5109.000 SH        DEFINED    1        5109.000
Eaton Vance                        COM NON VTG      278265103  $ 1,186  40937.000 SH        DEFINED    1       40937.000
Ecolab Inc.                        COM              278865100  $ 1,265  19516.000 SH        DEFINED    1       19516.000
Expeditors Intl Wash Inc           COM              302130109  $ 1,085  29836.000 SH        DEFINED    1       29836.000
Exxon Mobil Corp                   COM              30231G102  $ 2,155  23560.000 SH        DEFINED    1       23560.000
Fifth Third Bancorp                COM              316773100  $   448  28880.000 SH        DEFINED    1       28880.000
FNB Corporation                    COM              302520101  $ 1,474 131473.000 SH        DEFINED    1      131473.000
Franklin Resources Inc             COM              354613101  $ 1,313  10500.000 SH        DEFINED    1       10500.000
General Dynamics Corp              COM              369550108  $ 1,065  16101.000 SH        DEFINED    1       16101.000
General Elec Co                    COM              369604103  $   686  30193.000 SH        DEFINED    1       30193.000
Home Depot Inc                     COM              437076102  $   241   4000.000 SH        DEFINED    1        4000.000
Intel Corp                         COM              458140100  $ 1,131  49933.000 SH        DEFINED    1       49933.000
International Business Machines    COM              459200101  $ 2,037   9819.000 SH        DEFINED    1        9819.000
iShares Core S&P 500 ETF           S&P 500 INDEX    464287200  $   289   1999.000 SH        DEFINED    1        1999.000
iShares S&P MidCap 400 Index Fd    S&P MIDCAP 400   464287507  $16,880 171061.000 SH        DEFINED    1      171061.000
Johnson & Johnson                  COM              478160104  $ 1,581  22941.000 SH        DEFINED    1       22941.000
Linear Tech Corp                   COM              535678106  $   342  10741.000 SH        DEFINED    1       10741.000
M & T Bank Corp                    COM              55261F104  $   353   3705.000 SH        DEFINED    1        3705.000
McDonalds Corp                     COM              580135101  $ 1,219  13282.000 SH        DEFINED    1       13282.000
Medtronic Inc                      COM              585055106  $   219   5070.000 SH        DEFINED    1        5070.000
Microchip Technology Inc           COM              595017104  $ 1,272  38847.000 SH        DEFINED    1       38847.000
Microsoft Corp                     COM              594918104  $ 1,613  54199.000 SH        DEFINED    1       54199.000
National Fuel Gas Co N J           COM              636180101  $   313   5784.000 SH        DEFINED    1        5784.000
Nike, Inc. Class B                 CL B             654106103  $ 1,269  13371.000 SH        DEFINED    1       13371.000
Noble Energy Inc                   COM              655044105  $ 1,026  11070.000 SH        DEFINED    1       11070.000
NORWOOD FINANCIAL CORP             COM              669549107  $   389  12881.000 SH        SOLE               12881.000
Oracle Corp                        COM              68389X105  $ 1,528  48563.000 SH        DEFINED    1       48563.000
Penns Woods Bancorp Inc            COM              708430103  $   200   4518.000 SH        DEFINED    1        4518.000
Pepsico Inc                        COM              713448108  $ 1,600  22604.000 SH        DEFINED    1       22604.000
Pfizer Inc                         COM              717081103  $   333  13398.000 SH        DEFINED    1       13398.000
Phillip Morris International Inc   COM              718172109  $   596   6630.000 SH        DEFINED    1        6630.000
Praxair Inc                        COM              74005P104  $ 1,096  10552.000 SH        DEFINED    1       10552.000
Procter & Gamble Co                COM              742718109  $ 1,902  27425.000 SH        DEFINED    1       27425.000
Qualcomm Inc                       COM              747525103  $ 1,487  23807.000 SH        DEFINED    1       23807.000
Schlumberger Ltd                   COM              806857108  $ 1,343  18562.000 SH        DEFINED    1       18562.000
SEI Investment Company             COM              784117103  $ 1,274  59436.000 SH        DEFINED    1       59436.000
SPDR Gold Trust                    GOLD SHS         78463V107  $   254   1480.000 SH        DEFINED    1        1480.000
Staples Inc                        COM              855030102  $   941  81700.000 SH        DEFINED    1       81700.000
Suncor Energy Inc New Common       COM              867224107  $ 1,270  38646.000 SH        DEFINED    1       38646.000
SYSCO Corp                         COM              871829107  $ 1,298  41496.000 SH        DEFINED    1       41496.000
T. Rowe Price Group, Inc.          COM              74144T108  $ 1,291  20393.000 SH        DEFINED    1       20393.000
Talisman Energy Inc                COM              87425E103  $ 1,370 102868.000 SH        DEFINED    1      102868.000
Target Corp                        COM              87612E106  $ 1,460  23008.000 SH        DEFINED    1       23008.000
Teva Pharmaceutical Inds Ltd Adr   ADR              881624209  $ 1,055  25473.000 SH        DEFINED    1       25473.000
Tjx Companies (New)                COM              872540109  $ 1,515  33829.000 SH        DEFINED    1       33829.000
United Parcel Service Inc. Class B CL B             911312106  $ 1,151  16083.000 SH        DEFINED    1       16083.000
Utilities Select Sector SPDR       SBI INT-UTILS    81369Y886  $ 1,748  48023.000 SH        DEFINED    1       48023.000
Vanguard Emerging Markets ETF      MSCI EMR MKT ETF 922042858  $   911  21839.000 SH        DEFINED    1       21839.000
Verizon Communications             COM              92343V104  $ 1,327  29128.000 SH        DEFINED    1       29128.000
W W Grainger Inc                   COM              384802104  $ 1,246   5981.000 SH        DEFINED    1        5981.000
Walgreen Co                        COM              931422109  $ 1,342  36832.000 SH        DEFINED    1       36832.000
Wal-Mart Stores Inc                COM              931142103  $ 1,421  19248.000 SH        DEFINED    1       19248.000
Wells Fargo & Co New               COM              949746101  $ 1,352  39140.000 SH        DEFINED    1       39140.000
Williams Cos Inc                   COM              969457100  $   218   6238.000 SH        DEFINED    1        6238.000
WVS FINANCIAL CORP                 COM              929358109  $    91  10859.000 SH        DEFINED    1       10859.000